Construction In Process	12 Months Ended
Mar. 31, 2022
Construction In Process Abstract
CONSTRUCTION IN PROCESS

NOTE 10 – CONSTRUCTION IN PROCESS

Construction in process consist of the following the following as of March 31, 2022 and 2021:

	March 31, 2022	March 31, 2021

Factory	$183,078	$175,614
Retail outlet	180,000	180,000
	$363,078	$355,614